Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Policy Acquisition Costs	$ 291.1	$ 248.5	$ 294.3
Net Reserves for Losses and LAE	4,632.0	4,996.6	5,234.3	$ 4,759.2
Net Reserves for Unearned Premiums	1,294.0	1,150.3	1,335.3
Net earned premium	2,293.3	2,214.7	2,306.6
Net Investment Income	197.3	198.2	189.0
Losses and LAE Expenses	1,679.7	1,573.0	1,994.7
Policy Acquisition Expenses	412.7	371.6	400.5
Net written premiums	2,427.9	2,082.0	2,212.5
General and Administrative Expenses	341.5	357.7	411.2
Reinsurance
Deferred Policy Acquisition Costs	210.3	208.3	263.0
Net Reserves for Losses and LAE	2,605.9	2,843.6	2,917.1
Net Reserves for Unearned Premiums	599.9	616.0	1,067.3
Net earned premium	1,255.2	1,256.4	1,206.1
Losses and LAE Expenses	917.9	927.0	1,116.4
Policy Acquisition Expenses	264.9	260.9	235.5
Net written premiums	1,251.1	1,182.9	1,250.0
General and Administrative Expenses	111.7	118.5	157.3
Insurance
Deferred Policy Acquisition Costs	80.8	40.2	31.3
Net Reserves for Losses and LAE	2,026.1	2,153.0	2,317.2
Net Reserves for Unearned Premiums	694.1	534.3	268.0
Net earned premium	1,038.1	958.3	1,100.5
Losses and LAE Expenses	761.8	646.0	878.3
Policy Acquisition Expenses	147.8	110.7	165.0
Net written premiums	1,176.8	899.1	962.5
General and Administrative Expenses	$ 229.8	$ 239.2	$ 253.9